Retirement Benefit Plans - Fair Value of Plan Assets by Major Categories (Detail) - TWD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value of plan assets [abstract]
Cash	$ 1,337.9	$ 1,001.0
Equity instruments	4,696.9	2,951.8
Debt instruments	2,128.1	1,595.8
Fair value of plan assets	$ 8,162.9	$ 5,548.6